Note 9 - Federal Home Loan Bank Advances - Required Future Principal Payments (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
2021		$ 1,350,000
2022		1,350,000
2023		788,000
2024		150,000
2025		0
Thereafter		0
Total	$ 0	$ 3,638,000